Subsequent Events (Details Textual) - CLP ($) $ in Thousands		12 Months Ended
	Mar. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Distribuidora Del Paraguay SA [Member]
Disclosure of Subsequent Events [Line Items]
Proportion of ownership interest in subsidiary		49.959%	49.959%
Bebidas Del Paraguay SA [Member]
Disclosure of Subsequent Events [Line Items]
Proportion of ownership interest in subsidiary		50.005%	50.005%
Events After Reporting Period [Member]
Disclosure of Subsequent Events [Line Items]
Shares Purchased During The Acquisition Value	$ 4,001,920
Events After Reporting Period [Member] | Distribuidora Del Paraguay SA [Member]
Disclosure of Subsequent Events [Line Items]
Proportion of ownership interest in subsidiary	54.964%
Events After Reporting Period [Member] | Bebidas Del Paraguay SA [Member]
Disclosure of Subsequent Events [Line Items]
Proportion of ownership interest in subsidiary	55.007%